Fair Values of Financial Instruments (Recurring Basis Level 3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Beginning Balance	$ 16,885,002	$ 43,843
Additions	83,232,082	32,885,675
Sales	22,589,014	16,075,693
Valuation Allowance	(1,276,973)
Realized gain	169,597	31,177
Ending Balance	76,420,694	16,885,002
Policy loans.
Beginning Balance	106,014	43,843
Additions	41,295	62,171
Ending Balance	147,309	106,014
Mortgage loans on real estate, held for investment
Beginning Balance	13,810,041
Additions	56,402,943	15,036,179
Sales	8,918,066	1,226,138
Realized gain	169,597
Ending Balance	61,464,515	13,810,041
Other invested assets
Beginning Balance	2,468,947
Additions	26,787,844	17,287,325
Sales	13,670,948	14,849,555
Valuation Allowance	(776,973)
Realized gain		31,177
Ending Balance	14,808,870	2,468,947
Preferred Stock [Member]
Beginning Balance	500,000
Additions		500,000
Valuation Allowance	$ (500,000)
Ending Balance		$ 500,000